[LOGO]

                                THE PERKINS FUNDS
--------------------------------------------------------------------------------

                                  ANNUAL REPORT










--------------------------------------------------------------------------------
                               For the Year Ended
                                 March 31, 2000

                                     [LOGO]

April 12, 2000

Dear Shareholders:

We are pleased to report a year of very strong performance for both The Perkins Discovery Fund and The Perkins Opportunity Fund. Both Funds outperformed the Russell 2000 Index by a wide margin during calendar 1999 and through the Funds' fiscal year ended March 31, 2000 (see table page 3). For several years now we have written, in our shareholder letters, about the under performance of small capitalization stocks and the inevitable change in that trend. We believe that trend change took place during 1999 and that small company stocks should now have better relative performance for a number of years to come. This cycle usually averages about 7 years. Looking at the graph below, which is a relative strength line between the large cap S&P 500 and the smaller cap Russell 2000, you can see that the small cap rally that started in 1990 was cut short after only 3-4 years. Subsequently, the relative strength line dropped to significantly lower levels than usual before turning up in 1999. After such an extended period of small-cap underperformance, the case can be made that we are now due for an extended period of small-cap relative overperformance. This does not necessarily mean that small caps will be up for that whole period of time, only that they should perform better than large caps on a relative basis.


[GRAPHIC DESCRIPTION]

The relative strength line between the Russell 2000 and the S&P 500 for the periods 1982 to 2000.

Currently the Stock Market, in general, is in a corrective phase. How long this will last we don't know. However, when the correction has run its course, small stocks will probably lead the next advance.

As we mentioned in our last letter, The Perkins Opportunity Fund has a significant tax loss carryforward. Part of that carryforward was used up last year; however as of March 31, $4.85 million remains. This means that the Fund may be able to take up to $2.40 per share of capital gains in the future without having to make a taxable distribution. The carryforward resulted from the sale of Fund holdings at a loss to cover redemptions in 1997 and 1998 when small company stocks were performing badly. This represents a significant shelter for taxable accounts and can work to the advantage of new investors and long-term shareholders when the Fund is performing well. The Fund has many good holdings that have the potential for capital appreciation and will not have to distribute any tax liability until its carryforward is used up. We are pleased that you as a shareholder have elected to retain your shares. We also believe it would be an excellent time to add to your holdings to take advantage of this hidden asset when the next upswing in the Fund's portfolio takes place.

The Discovery Fund, which is just two years old, is well-positioned in micro-cap growth stocks, i.e., those with less than a $100 million market capitalization. There are plenty to choose from, as the price decline in small-cap stocks moved many into the micro-cap category. The Fund is still very small, just $2 million in net assets as of March 31, which makes it very interesting for new money since it contains only 41 stocks and, therefore, price increases in just a few can be meaningful.

The following table shows the Funds' returns by year and since inception, compared to several popular indices.

                                   Perkins      Perkins
                                  Discovery   Opportunity    Russell     Nasdaq       S&P
                                    Fund         Fund         2000     Composite      500
Calendar Period                    (PDFDX)      (POFDX)       Index      Index       Index
---------------                    -------      -------       -----      -----       -----
1993 (Partial Year)                   --         39.52%       17.62%     17.26%     10.67%

1994                                  --         14.85%       (3.18)%    (3.20)%     1.27%

1995                                  --         70.35%       26.21%     39.92%     37.53%

1996                                  --         (7.33)%      14.76%     22.71%     22.99%

1997                                  --        (17.08)%      20.52%     21.64%     33.34%

1998 - Discovery (Partial Year)     9.67%           --       (11.23)%    21.34%     12.84%

     - Opportunity                    --        (16.01)%      (3.45)%    39.63%     28.57%

1999                               67.54%        98.58%       19.62%     85.58%     21.03%

2000 (YTD to 03/31/00)             64.23%        18.05%        6.80%     12.37%      2.25%

Annualized - Discovery             75.04%           --         6.04%     59.31%     17.90%

Annualized - Opportunity              --         22.11%       13.42%     31.17%     21.59%
(Inception to 03/31/00)

Sincerely,

/s/ Richard W. Perkins                  /s/ Daniel S. Perkins

Richard W. Perkins, C.F.A.              Daniel S. Perkins, C.F.A.
President                               Vice President

Past performance is no guarantee of future performance. The Discovery Fund's average annual total return, after the maximum sales charge of 4.75%, from inception of April 9, 1998 through March 31, 2000 was 70.77% and for the 12 months ended on that date was 148.43%. The Opportunity Fund's average annual total return, after the maximum sales charge of 4.75%, from inception of February 17, 1993 through March 31, 2000 was 21.27%, for the five-year period ended on that date was 15.13% and for the 12 months ended on that date was 99.76%. The Funds' returns and share values will fluctuate and shares may be worth more or less than their original cost when redeemed. Small company investing involves greater risks and volatility. Recent returns were achieved during favorable market conditions and investors should not expect that such returns can be sustained. Returns since the most recent quarter-end may vary substantially from those shown. The fund is distributed by First Fund Distributors, Inc., Phoenix, AZ 85018.

                             PERKINS DISCOVERY FUND
              Value of $10,000 vs S&P 500 and Russell 2000 Indices

                          Average Annual Total Return
                          Period Ended March 31, 2000
                     1 Year ....................... 148.43%
                     Since Inception (4/9/98) .....  70.77%

                Perkins            S&P 500         Russell
   Qtr       Discovery Fund      Index w/inc.     2000 w/inc.
   ---       --------------      ------------     -----------
  4/9/98        10,000              10,000          10,000
 4/30/98        10,133              10,017          10,065
 5/31/98         9,994               9,839           9,523
 6/30/98        10,343              10,239           9,543
 7/31/98        10,991              10,137           8,771
 8/31/98         8,064               8,670           7,068
 9/30/98         8,381               9,223           7,621
10/31/98         8,514               9,979           7,932
11/30/98         9,632              10,581           8,347
12/31/98        10,445              11,191           8,864
 1/31/99        12,140              11,662           8,982
 2/28/99        10,413              11,293           8,254
 3/31/99        11,016              11,745           8,383
 4/30/99        12,254              12,113           9,134
 5/31/99        12,457              11,027           9,268
 6/30/99        12,070              12,574           9,686
 7/31/99        12,724              12,094           9,421
 8/31/99        12,368              11,220           9,072
 9/30/99        13,041              11,788           9,074
10/31/99        13,156              12,445           9,111
11/30/99        13,854              11,841           9,655
12/31/99        17,499              13,542          10,748
 1/31/00        21,107              12,770          10,575
 2/29/00        29,696              11,680          12,321
 3/31/00        28,739              13,852          11,508

                            PERKINS OPPORTUNITY FUND
              Value of $10,000 vs S&P 500 and Russell 2000 Indices

                          Average Annual Total Return
                          Period Ended March 31, 2000
                     1 Year .......................  99.76%
                     5 Year .......................  15.13%
                     Since Inception (2/17/93) ....  21.27%

                Perkins                S&P 500            Russell 2000
  Qtr       Opportunity Fund         Index w/inc.         Index w/inc.
  ---       ----------------         ------------         ------------
 2/17/93        10,000                 10,000               10,000
 3/31/93        10,108                 10,458               10,204
 6/30/93        10,603                 10,500               10,428
 9/30/93        12,324                 10,779               11,339
12/31/93        13,288                 11,032               11,633
 3/31/94        13,365                 10,610               11,323
 6/30/94        12,053                 10,647               10,880
 9/30/94        15,294                 11,178               11,636
12/31/94        15,260                 11,173               11,421
 3/31/95        18,540                 12,260               11,948
 6/30/95        21,833                 13,429               13,068
 9/30/95        25,856                 14,496               14,359
12/31/95        25,996                 15,366               14,670
 3/31/96        28,020                 16,194               15,419
 6/30/96        31,173                 16,910               16,190
 9/30/96        27,488                 17,440               16,245
12/31/96        24,090                 18,899               17,090
 3/31/97        19,911                 19,400               16,206
 6/30/97        22,159                 22,781               18,833
 9/30/97        25,388                 24,490               21,636
12/31/97        19,975                 25,201               20,912
 3/31/98        22,539                 28,714               22,806
 6/30/98        21,336                 29,644               21,942
 9/30/98        15,005                 26,703               17,522
12/31/98        16,778                 32,402               20,380
 3/31/99        18,756                 34,004               19,274
 6/30/99        19,911                 36,405               22,271
 9/30/99        19,437                 34,129               20,864
12/31/99        33,318                 39,208               24,711
 3/31/00        39,332                 40,106               26,460

* Inception value is based on an average of the 1/31/93 and 2/28/93 closing index values. 2/17/93 was unavailable.

Past performance is not predictive of future performance.

The Russell 2000 Index is formed by taking the 3,000 largest U.S. companies and then eliminating the largest 1,000 leaving a good small company Index. The S&P 500 Index is a broad market-weighted average of U.S. blue-chip companies. The indicies are unmanaged and returns include reinvested dividends.

                           THE PERKINS DISCOVERY FUND

SCHEDULE OF INVESTMENTS AT MARCH 31, 2000

 Shares                                                                  Value
--------------------------------------------------------------------------------
             COMMON STOCKS: 96.8%
             Business Services - Miscellaneous: 5.8%
  7,500      United Shipping and Technology, Inc.*                   $  112,969
                                                                     ----------
             Computer - Identification Systems: 5.0%
  8,500      Digital Biometrics, Inc.*                                   70,125
  3,000      Intelli-Check, Inc.*                                        28,500
                                                                     ----------
                                                                         98,625
                                                                     ----------
             Computer - Peripheral Equipment: 7.5%
  7,500      Check Technology Corporation*                               44,531
  1,500      Digital Origin Inc.*                                        27,750
  4,000      Stratasys, Inc.*                                            31,000
  5,000      Tidel Technologies, Inc.*                                   43,750
                                                                     ----------
                                                                        147,031
                                                                     ----------
             Computer - Internet: 6.4%
  2,500      Claimsnet.com Inc.*                                         22,813
 10,000      Netdirect Corporation International*                        14,375
  4,000      OnHealth Network Company*                                   16,750
 10,000      PopMail.com, Inc.*                                          40,000
  3,000      VCampus Corporation*                                        32,250
                                                                     ----------
                                                                        126,188
                                                                     ----------
             Computer - Software: 7.6%
  6,000      Fourth Shift Corporation*                                   39,750
  3,000      OptiSystems Solutions Ltd.*                                 28,500
  5,000      ShowCase Corporation*                                       45,000
  3,000      TRO Learning, Inc.*                                         36,000
                                                                     ----------
                                                                        149,250
                                                                     ----------
             Consumer Products - Miscellaneous: 5.5%
 10,000      GalaGen Inc.*                                               25,937
  3,000      Koala Corporation*                                          39,937
  4,000      Safety 1st, Inc.*                                           41,750
                                                                     ----------
                                                                        107,624
                                                                     ----------
             Electrical Products - Miscellaneous: 6.6%
  4,000      Isonics Corporation*                                        48,000
  2,000      Panja Inc.*                                                 46,000
  5,000      Research, Inc.*                                             35,781
                                                                     ----------
                                                                        129,781
                                                                     ----------
             Leisure - Gaming: 1.5%
  2,500      Shuffle Master, Inc.*$                                      29,531
                                                                     ----------
             Medical - Products: 21.8%
 15,000      Conceptus, Inc.*                                           105,000
  5,000      Diametrics Medical, Inc.*                                   56,250
 20,000      Everest Medical Corporation*                                94,375
 10,000      LecTec Corporation*                                         41,250
  2,500      Merit Medical Systems, Inc.*                                24,688
 10,000      Rehabilicare Inc.*                                          23,750
  6,000      SpectraScience, Inc.*                                       53,910
  7,500      Trimedyne, Inc.*                                            29,063
                                                                     ----------
                                                                        428,286
                                                                     ----------
             Office Equipment: 1.0%
 12,000      ATS Money Systems, Inc.*                                    20,250
                                                                     ----------
             Retail: 9.3%
  4,000      DAMARK International, Inc.*                                152,500
  2,500      Sharper Image Corporation*                                  30,625
                                                                     ----------
                                                                        183,125
                                                                     ----------
             Telecommunications - Equipment and Services: 18.8%
 25,000      ACI Telecentrics, Inc.*                                     53,125
 10,000      ChoiceTel Communications, Inc.*                             58,750
  2,000      Hector Communications Corporation*                          28,500
 10,000      OneLink Communications, Inc.*                               45,000
  4,000      Radyne ComStream, Inc.*                                    106,750
  5,000      VIALOG Corporation*                                         26,250
  2,000      WorldQuest Networks, Inc.*                                  49,500
                                                                     ----------
                                                                        367,875
                                                                     ----------
             Total Common Stocks (Cost $1,169,834)                    1,900,535
                                                                     ----------

                           THE PERKINS DISCOVERY FUND

 Shares                                                                Value
--------------------------------------------------------------------------------
             WARRANTS: 3.7%
             Telecommunications - Equipment and Services: 3.7%
  4,000      Radyne ComStream Inc., Exp. 02/08/2005                  $   72,000
                                                                     ----------
             Total Warrants (Cost $0)                                    72,000
                                                                     ----------
             Total Investments In Securities
               (Cost $1,169,834+): 100.5%                             1,972,535
             Liabilities in excess of Other Assets: (0.5)%              (10,132)
                                                                     ----------

             Net Assets: 100.0%                                      $1,962,403
                                                                     ==========

* Non-income producing security.

+ At March 31, 2000, the basis of securities for federal income tax purposes was the same as their cost for financial reporting purposes. Unrealized appreciation and depreciation were as follows:

          Gross unrealized appreciation            $  862,542
          Gross unrealized depreciation               (59,841)
                                                   ----------
          Net unrealized appreciation              $  802,701
                                                   ==========

See accompanying Notes to Financial Statements.

                           THE PERKINS DISCOVERY FUND

STATEMENT OF ASSETS AND LIABILITIES AT MARCH 31, 2000


ASSETS
  Investments in securities, at value (cost $1,169,834) ........      $1,972,535
  Cash .........................................................           1,620
  Prepaid expenses and other assets ............................          16,032
                                                                      ----------
        Total assets ...........................................       1,990,187
                                                                      ----------
LIABILITIES
  Payables:
     Administration fees .......................................           2,548
     Distribution fees .........................................             862
     Advisory fees .............................................             809
  Accrued expenses .............................................          23,565
                                                                      ----------
        Total liabilities ......................................          27,784
                                                                      ----------

NET ASSETS .....................................................      $1,962,403
                                                                      ==========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($1,962,403/48,792 shares outstanding; unlimited
 number of shares authorized without par value) ................      $    40.22
                                                                      ==========
COMPUTATION OF OFFERING PRICE PER SHARE
 (Net asset value $40.22/.9525) ................................      $    42.23
                                                                      ==========
COMPONENTS OF NET ASSETS
  Paid-in capital ..............................................      $  779,330
  Accumulated net realized gain on investments .................         380,372
  Net unrealized appreciation on investments ...................         802,701
                                                                      ----------
        Net assets .............................................      $1,962,403
                                                                      ==========

See accompanying Notes to Financial Statements.

                           THE PERKINS DISCOVERY FUND

STATEMENT OF OPERATIONS FOR THE YEAR ENDED MARCH 31, 2000


INVESTMENT INCOME
  Income
    Interest ..................................................     $     2,437
    Dividends .................................................             875
                                                                    -----------
       Total income ...........................................           3,312
                                                                    -----------
 Expenses
    Transfer agent fees .......................................          43,026
    Administration fees .......................................          30,000
    Audit fees ................................................          14,039
    Fund accounting fees ......................................          12,562
    Advisory fees .............................................          11,147
    Registration expense ......................................          10,675
    Trustee fees ..............................................           3,222
    Custody fees ..............................................           3,121
    Amortization of deferred organization costs ...............           3,008
    Distribution fees .........................................           2,459
    Miscellaneous .............................................           1,534
    Shareholder service fees ..................................           1,246
    Reports to shareholders ...................................             886
                                                                    -----------
       Total expenses .........................................         136,925
       Less: fees waived and expenses absorbed ................        (108,845)
                                                                    -----------
       Net expenses ...........................................          28,080
                                                                    -----------
          NET INVESTMENT LOSS .................................         (24,768)
                                                                    -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS

  Net realized gain on investments ............................         528,588
  Net unrealized appreciation on investments ..................         728,192
                                                                    -----------
     Net realized and unrealized gain on investments ..........       1,256,780
                                                                    -----------
        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..     $ 1,232,012
                                                                    ===========

See accompanying Notes to Financial Statements.

                           THE PERKINS DISCOVERY FUND

STATEMENT OF CHANGES IN NET ASSETS


                                                                  April 9, 1998*
                                                    Year Ended       through
                                                  March 31, 2000  March 31, 1999
                                                  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
  Net investment loss ........................... $   (24,768)      $  (6,980)
  Net realized gain (loss) on investments .......     528,588          (1,201)
  Net unrealized appreciation on investments ....     728,192          74,509
                                                  -----------       ---------
     NET INCREASE IN NET ASSETS RESULTING FROM
      OPERATIONS ................................   1,232,012          66,328
                                                  -----------       ---------
DISTRIBUTIONS TO SHAREHOLDERS
  From net realized gain ........................    (120,760)             --
                                                  -----------       ---------
     TOTAL DISTRIBUTIONS TO SHAREHOLDERS ........    (120,760)             --
                                                  -----------       ---------
CAPITAL SHARE TRANSACTIONS
  Net increase in net assets derived from net
   change in outstanding shares (a) .............      54,376         730,447
                                                  -----------       ---------
     TOTAL INCREASE IN NET ASSETS ...............   1,165,628         796,775

NET ASSETS
 Beginning of year .............................     796,775              --
                                                  -----------       ---------
 END OF YEAR..................................... $ 1,962,403       $ 796,775
                                                  ===========       =========

(a) A summary of capital shares transactions is as follows:

                                                            April 9, 1998*
                                      Year Ended               through
                                    March 31, 2000          March 31, 1999
                                -------------------      --------------------
                                Shares      Value         Shares      Value
                                ------    ---------      -------    ---------
Shares sold                      7,170    $ 162,035       60,507    $ 942,959
Shares issued in reinvestment
 of distribution                 4,268       91,630           --           --
Shares redeemed                 (8,564)    (199,289)     (14,589)    (212,512)
                                ------    ---------      -------    ---------
   Net increase                  2,874    $  54,376       45,918    $ 730,447
                                ======    =========      =======    =========

* Commencement of operations.

See accompanying Notes to Financial Statements.

                           THE PERKINS DISCOVERY FUND

FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                                  April 9, 1998*
                                                    Year Ended       through
                                                  March 31, 2000  March 31, 1999
                                                  --------------  --------------
Net asset value, beginning of period ............     $ 17.35         $ 15.00
                                                      -------         -------
Income from investment operations:
  Net investment loss ...........................       (0.51)          (0.15)
  Net realized and unrealized gain
    on investments ..............................       26.07            2.50
                                                      -------         -------
Total from investment operations ................       25.56            2.35
                                                      -------         -------
Less distributions:
From net realized gain ..........................       (2.69)             --
                                                      -------         -------
Net asset value, end of period ..................     $ 40.22         $ 17.35
                                                      =======         =======

Total return ....................................      160.88%          15.67%

Ratios/supplemental data:
  Net assets, end of year (millions) ............     $   2.0         $   0.8

Ratio of expenses to average net assets:
  Before fees waived and expenses absorbed ......       12.27%          24.67%+
  After fees waived and expenses absorbed .......        2.50%           2.50%+

Ratio of net investment loss to average net assets:
  Before fees waived and expenses absorbed ......      (11.97)%        (23.41)%+
  After fees waived and expenses absorbed .......       (2.20)%         (1.24)%+
Portfolio turnover rate .........................      144.58%         137.32%


* Commencement of operations.
+ Annualized.

See accompanying Notes to Financial Statements.

                          THE PERKINS OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS AT MARCH 31, 2000


Shares                                                                  Value
--------------------------------------------------------------------------------
               COMMON STOCKS: 88.4%
               Business Services - Miscellaneous: 7.6%
    87,500     Appliance Recycling Centers of America, Inc.*         $   153,125
   437,500     Health Fitness Corporation*                               460,819
   750,000     Insignia Systems, Inc. (a)*                             2,906,250
   400,000     Integrated Securityc Systems, Inc.*                       237,500
   250,000     Reality Interactive, Inc. (a)*                             62,500
                                                                     -----------
                                                                       3,820,194
                                                                     -----------
               Computer - Internet: 3.6%
    50,000     NetRadio Corporation*                                     218,750
   250,000     OnHealth Network Company*                               1,046,875
    50,000     VCampus Corporation*                                      537,500
                                                                     -----------
                                                                       1,803,125
                                                                     -----------
               Computer - Memory Devices: 2.2%
   100,000     Ciprico, Inc.*                                          1,087,500
                                                                     -----------
               Computer - Peripheral Equipment: 5.1%
   200,000     Digital Biometrics, Inc.*                               1,650,000
    45,000     Hauppauge Digital, Inc. *                                 829,688
   100,000     RSI Systems, Inc.*                                         87,500
                                                                     -----------
                                                                       2,567,188
                                                                     -----------
               Computer - Services: 1.5%
    19,000     PSW Technologies, Inc.*                                   755,250
                                                                     -----------
               Computer - Software: 18.4%
   225,000     Ebix.com, Inc.*                                         2,826,563
   200,000     Fourth Shift Corporation*                               1,325,000
    75,000     IntraNet Solutions, Inc.*                               3,450,000
    75,000     ShowCase Corporation*                                     675,000
   100,000     The 3DO Company*                                          968,750
                                                                     -----------
                                                                       9,245,313
                                                                     -----------
               Consumer Products - Miscellaneous: 3.0%
   250,000     GalaGen Inc.*                                             648,437
   250,000     MBC Holding Company (a)*                                  851,563
                                                                     -----------
                                                                       1,500,000
                                                                     -----------
               Direct Marketing: 1.6%
    20,000     ValueVision International, Inc.*                          827,500
                                                                     -----------
               Electrical Products - Miscellaneous: 6.5%
   300,000     Destron Fearing Corporation*                            1,650,000
   175,000     Micro Component Technology, Inc.*                       1,596,875
                                                                     -----------
                                                                       3,246,875
                                                                     -----------
               Leisure - Gaming: 0.4%
   100,000     Innovative Gaming Corporation of America*                 178,125
                                                                     -----------
               Medical - Drugs: 6.0%
    75,000     MGI Pharma, Inc.*                                       3,023,437
                                                                     -----------
               Medical - Products: 20.8%
   150,000     ATS Medical, Inc.*                                      1,668,750
   250,000     Diametrics Medical, Inc.*                               2,812,500
    50,000     Eclipse Surgical Technologies, Inc.*                      371,875
   400,000     InnerDyne, Inc.*                                        2,450,000
    99,500     LecTec Corporation*                                       410,437
    57,386     Possis Medical, Inc. (b)*                                 456,219
   175,000     SpectraScience, Inc.*                                   1,572,375
    50,000     Theragenics Corporation*                                  668,750
                                                                     -----------
                                                                      10,410,906
                                                                     -----------
               Retail - Miscellaneous: 5.9%
   200,000     Big Buck Brewery & Steakhouse, Inc.*                      406,250
    30,000     Hot Topic, Inc.*                                        1,050,000
   112,500     Wilsons The Leather Experts, Inc.*                      1,518,750
                                                                     -----------
                                                                       2,975,000
                                                                     -----------
               Telecommunications - Equipment and Services: 3.3%
    85,000     ChoiceTel Communications, Inc.*                           499,375
   100,000     Norstan, Inc.*                                            650,000
   115,000     OneLink Communications, Inc.*                             517,500
                                                                     -----------
                                                                       1,666,875
                                                                     -----------
               Travel: 2.5%
    50,000     American Classic Voyages Co.*                           1,259,375
                                                                     -----------
               Total Common Stocks (Cost $37,904,974)                 44,366,663
                                                                     -----------

                          THE PERKINS OPPORTUNITY FUND

Principal
Amount                                                                 Value
--------------------------------------------------------------------------------
               WARRANTS: 0.5%
               Business Services: 0.0%
   275,000     Reality Interactive, Inc., Exp. 4/11/2000 (a)         $    11,000
                                                                     -----------
               Computer - Internet: 0.3%
   100,000     PopMail.com, Inc., Exp. 11/03/2001                        137,500
                                                                     -----------
               Medical Products: 0.0%
    11,477     Possis Medical, Inc., Exp. 3/6/2004 (b)                     9,124
                                                                     -----------
               Retail - Miscellaneous: 0.1%
   300,000     Big Buck Brewery & Steakhouse, Inc., Exp. 6/13/2000        37,500
                                                                     -----------
               Telecommunications: 0.1%
    85,000     ChoiceTel Communications, Inc., Exp. 10/16/2002            85,000
                                                                     -----------
               Total Warrants (Cost $10,801)                             280,124
                                                                     -----------

               REPURCHASE AGREEMENT: 6.3%
--------------------------------------------------------------------------------
$3,149,000     Firstar Bank Repurchase Agreement, 3.75%, dated
                03/31/2000, due 04/03/2000, collateralized by
                FHLMC ARM,6.319%, due 09/01/2029 (proceeds
                $3,149,984) (Cost $3,149,000)                        $ 3,149,000

               Total Investments in Securities
                (Cost $41,064,775+): 95.2%                            47,795,787
               Other Assets less Liabilities: 4.8%                     2,410,121
                                                                     -----------
               Net Assets: 100.0%                                    $50,205,908
                                                                     ===========

*    Non-Income producing security.
(a)  Affiliated company (see Note 8).
(b)  Restricted security.
+ At March 31, 2000, the basis of securities for federal income tax purposes was $41,108,977. Unrealized appreciation and depreciation were as follows:

     Gross unrealized appreciation                  $16,546,031
     Gross unrealized depreciation                   (9,859,221)
                                                    -----------
     Net unrealized appreciation                    $ 6,686,810
                                                    ===========

See accompanying Notes to Financial Statements.

                          THE PERKINS OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES AT MARCH 31, 2000


ASSETS
  Investments in securities, at value
    (cost $41,064,775) ....................................         $47,795,787
  Cash ....................................................                 393
  Receivables:
    Securities sold .......................................           2,646,867
    Fund shares sold ......................................             302,399
    Interest ..............................................                 328
  Prepaid expenses and other assets .......................              19,085
                                                                    -----------

       Total assets .......................................          50,764,859
                                                                    -----------
LIABILITIES
  Payables:
    Fund shares redeemed ..................................             422,125
    Advisory fees .........................................              46,892
    Distribution fees .....................................              24,842
    Administration fees ...................................              10,020
  Accrued expenses ........................................              55,072
                                                                    -----------
       Total liabilities ..................................             558,951
                                                                    -----------

NET ASSETS ................................................         $50,205,908
                                                                    ===========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($50,205,908/2,020,347 shares outstanding;
 unlimited number of shares authorized without
 par value) ...............................................         $     24.85
                                                                    ===========
COMPUTATION OF OFFERING PRICE PER SHARE
 (Net asset value $24.85/.9525) ...........................         $     26.09
                                                                    ===========
COMPONENTS OF NET ASSETS
 Paid-in capital ..........................................         $48,371,293
 Accumulated net realized loss on investments .............          (4,896,397)
 Net unrealized appreciation on investments ...............           6,731,012
                                                                    -----------
      Net assets ..........................................         $50,205,908
                                                                    ===========

See accompanying Notes to Financial Statements.

                          THE PERKINS OPPORTUNITY FUND

STATEMENT OF OPERATIONS FOR THE YEAR ENDED MARCH 31, 2000


INVESTMENT INCOME
  Income
    Dividends ...................................................   $    63,046
    Interest ....................................................        37,880
                                                                    -----------
       Total income .............................................       100,926
                                                                    -----------
  Expenses
    Advisory fees ...............................................       364,621
    Transfer agent fees .........................................       117,364
    Distribution fees ...........................................        72,924
    Administration fees .........................................        60,910
    Shareholder service fees ....................................        47,256
    Registration expense ........................................        38,950
    Custody fees ................................................        24,125
    Fund accounting fees ........................................        22,637
    Reports to shareholders .....................................        18,000
    Audit fees ..................................................        17,758
    Trustee fees ................................................         6,441
    Legal fees ..................................................         2,650
    Miscellaneous ...............................................         1,236
    Insurance expense ...........................................           162
                                                                    -----------
       Total expenses ...........................................       795,034
                                                                    -----------
          NET INVESTMENT LOSS ...................................      (694,108)
                                                                    -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments ..............................    10,098,026
  Net unrealized appreciation on investments ....................    19,358,743
                                                                    -----------
       Net realized and unrealized gain on investments...........    29,456,769
                                                                    -----------
          NET INCREASE IN NET ASSETS RESULTING
            FROM OPERATIONS .....................................   $28,762,661
                                                                    ===========

See accompanying Notes to Financial Statements.

                          THE PERKINS OPPORTUNITY FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                    Year Ended      Year Ended
                                                  March 31, 2000  March 31, 1999
                                                    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
  Net investment loss ...........................   $  (694,108)   $  (652,978)
  Net realized gain (loss) on investments .......    10,098,026     (2,754,312)
  Net unrealized appreciation (depreciation)
   on investments ...............................    19,358,743     (5,416,328)
                                                    -----------    -----------
     NET INCREASE (DECREASE) IN NET ASSETS
           RESULTING FROM OPERATIONS ............    28,762,661     (8,823,618)
                                                    -----------    -----------
CAPITAL SHARE TRANSACTIONS
  Net decrease in net assets derived from net
   change in outstanding shares (a) .............   (10,331,153)   (15,531,012)
                                                    -----------    -----------
     TOTAL INCREASE (DECREASE) IN NET ASSETS ....    18,431,508    (24,354,630)

NET ASSETS
  Beginning of year .............................    31,774,400     56,129,030
                                                    -----------    -----------
  END OF YEAR ...................................   $50,205,908    $31,774,400
                                                    ===========    ===========

(a) A summary of capital shares transactions is as follows:

                              Year Ended                    Year Ended
                            March 31, 2000                March 31, 1999
                      ---------------------------   ---------------------------
                         Shares         Value         Shares          Value
                      -----------    ------------   -----------    ------------
Shares sold               633,195    $ 11,778,533       261,889    $  3,012,619
Shares redeemed        (1,294,244)    (22,109,686)   (1,521,977)    (18,543,631)
                      -----------    ------------   -----------    ------------
Net decrease             (661,049)   $(10,331,153)   (1,260,088)   $(15,531,012)
                      ===========    ============   ===========    ============

See accompanying Notes to Financial Statements.

                          THE PERKINS OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                       Year Ended March 31,
                                       ----------------------------------------------------
                                        2000        1999       1998       1997      1996++
                                       -------     -------    -------    -------    -------
Net asset value, beginning of year .   $ 11.85     $ 14.24    $ 12.58    $ 18.78    $ 13.03
                                       -------     -------    -------    -------    -------
Income from investment operations:
  Net investment loss ..............     (0.34)      (0.24)     (0.34)     (0.24)     (0.12)
  Net realized and unrealized gain
    (loss) on investments ..........     13.34       (2.15)      2.00      (4.98)      6.66
                                       -------     -------    -------    -------    -------
Total from investment operations ...     13.00       (2.39)      1.66      (5.22)      6.54
                                       -------     -------    -------    -------    -------
Less distributions:
  From net realized gain ...........        --          --         --      (0.98)     (0.79)
                                       -------     -------    -------    -------    -------
  Net asset value, end of year .....   $ 24.85     $ 11.85    $ 14.24    $ 12.58    $ 18.78
                                       =======     =======    =======    =======    =======
  Total return .....................    109.70%     (16.78)%    13.20%    (28.94)%    51.29%

Ratios/supplemental data:
  Net assets, end of year (millions)   $  50.2     $  31.8    $  56.1    $  75.3    $  92.3
  Ratio of expenses to
    average net assets .............      2.18%       2.24%      2.27%      1.90%      1.97%
  Ratio of net investment loss to
    average net assets .............     (1.90)%     (1.69)%    (1.85)%    (1.25)%    (1.16)%

  Portfolio turnover rate ..........     29.64%      19.34%     53.37%     86.88%     92.45%

++ Per share data has been restated to give effect to a 2-for-1 stock split to shareholders of record as of the close of June 3, 1996.

See accompanying Notes to Financial Statements.

                         THE PERKINS DISCOVERY FUND AND
                          THE PERKINS OPPORTUNITY FUND


NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

The Perkins Discovery Fund and the Perkins Opportunity Fund (the "Funds") are diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Funds' primary investment objective is capital appreciation. The Perkins Discovery Fund and Perkins Opportunity Fund began operations on April 9, 1998 and February 18, 1993, respectively.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles.

A. SECURITIES VALUATION. Securities traded on a national securities exchange or Nasdaq are valued at the last reported sale price at the close of regular trading on each day the exchanges are open for trading; securities traded on an exchange or Nasdaq for which there have been no sales, and other over-the-counter securities, are valued at the last reported bid price. Securities for which quotations are not readily available are stated at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

B. FEDERAL INCOME TAXES. The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income to their shareholders. Therefore, no federal income tax provision is required.

     For the Perkins Opportunity Fund, at March 31, 2000, there is a capital loss carryforward of approximately $4,852,000, of which $1,117,000 expires March 31, 2006 and $3,735,000 expires March 31, 2007, available to offset future gains, if any.

                         THE PERKINS DISCOVERY FUND AND
                          THE PERKINS OPPORTUNITY FUND


NOTES TO FINANCIAL STATEMENTS (CONTINUED)

C. SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS. Security transactions are accounted for on the trade date. The cost of securities owned on realized transactions are relieved on a specific identification basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Income and capital gains distributions to shareholders are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Those differences are primarily due to differing treatments for net operating losses.

D. DEFERRED ORGANIZATION COSTS. All of the expenses incurred by the Adviser in connection with the organization and registration of the Perkins Discovery Fund's shares will be borne by the Fund and are being amortized to expense on a straight-line basis over a period of five years.

E. USE OF ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

F. RECLASSIFICATION OF CAPITAL ACCOUNTS. The Funds account and report for distributions to shareholders in accordance with the American Institute of Certified Public Accountant's Statement of Position 93-2: DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES. For the year ended March 31, 2000, the Perkins Discovery Fund decreased net realized gain on investments by $24,768 due to the Fund experiencing a net investment loss during the year. For the year ended March 31, 2000, the Perkins Opportunity Fund decreased paid-in capital by $694,108 due to the Fund experiencing a net investment loss during the year. Net assets were not affected by these changes.

                         THE PERKINS DISCOVERY FUND AND
                          THE PERKINS OPPORTUNITY FUND


NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

For the year ended March 31, 2000, Perkins Capital Management, Inc. (the "Advisor") provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space and certain administrative services, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of each Fund. For the year ended March 31, 2000, the Perkins Discovery Fund and the Perkins Opportunity Fund incurred $11,147 and $364,621 in Advisory fees, respectively.

The Funds are responsible for their own operating expenses. The advisor has agreed to reduce fees for the Perkins Discovery Fund to the extent necessary to limit the Fund's aggregate annual operating expenses to 2.50% of the average daily net assets. For the year ended March 31, 2000, the Advisor has voluntarily waived its fees of $11,147 and absorbed expenses of $97,698 for the Perkins Discovery Fund.

Any fee withheld or voluntarily reduced and/or any Fund expense absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, anytime before the end of the third fiscal year following the year to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement.

Investment Company Administration, L.L.C.(the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Funds' expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

     Under $12 million             $30,000
     $12 to $50 million            0.25% of average daily net assets
     $50 to $100 million           0.20% of average daily net assets
     $100 to $200 million          0.15% of average daily net assets
     Over $200 million             0.10% of average daily net assets

                         THE PERKINS DISCOVERY FUND AND
                          THE PERKINS OPPORTUNITY FUND


NOTES TO FINANCIAL STATEMENTS (CONTINUED)

For the year ended March 31, 2000, the Funds incurred $30,000 and $60,910 in Administration fees for the Perkins Discovery Fund and the Perkins Opportunity Fund, respectively.

First Fund Distributors,  Inc. (the  "Distributor") acts as the Funds' principal
underwriter  in  a  continuous  public  offering  of  the  Funds'  shares.   The
Distributor is an affiliate of the Administrator.

Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and Distributor.

NOTE 4 - DISTRIBUTION COSTS

The Funds have adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Funds may pay a fee to the Distributor at an annual rate of up to 0.20% of the average daily net assets of the Funds. The fee is paid to the Distributor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. For the year ended March 31, 2000, the Perkins Discovery Fund and the Perkins Opportunity Fund paid the Distributor $2,459 and $72,924 under the plan, respectively.

NOTE 5 - SHAREHOLDER SERVICING FEE

The Funds have entered into a Shareholder Service Agreement with the Advisor, under which the Funds pay servicing fees at an annual rate of up to 0.25% of each Fund's average daily net assets. Payments to the Advisor under the Shareholder Servicing Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into Service Agreements with the Advisor for services provided to shareholders of the Funds. The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders' accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request. For the year ended March 31, 2000, the Perkins Discovery Fund and Perkins Opportunity Fund incurred $1,246 and $47,256 in Shareholder Servicing fees, respectively.

                         THE PERKINS DISCOVERY FUND AND
                          THE PERKINS OPPORTUNITY FUND


NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - PURCHASES AND SALES OF SECURITIES

For the year ended March 31, 2000, the cost of purchases and the proceeds from sales of securities for the Perkins Discovery Fund, excluding short-term securities, were $1,515,347 and $1,523,411, respectively.

For the year ended March 31, 2000, the cost of purchases and the proceeds from sales of securities for the Perkins Opportunity Fund, excluding short-term securities, were $10,341,857 and $26,647,098, respectively.

NOTE 7 - REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with such other brokers or dealers that meet the credit guidelines established by the Board of Trustees. The Funds will always receive and maintain, as collateral, securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Funds in each agreement, and the Funds will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the accounts of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral.

If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

NOTE 8 - INVESTMENTS IN AFFILIATES

Affiliated companies, as defined in Section 2 (a) (3) of the Investment Company Act of 1940, are companies 5% or more of whose outstanding voting shares are held by the Fund. For the year ended March 31, 2000, the Perkins Opportunity Fund had the following transactions with affiliated companies:

                           Shares Held                     Shares Held   Value
                            March 31,    Shares    Shares   March 31,   March 31,    Realized
                              1999     Purchased    Sold      2000        2000         Gain
                             -------   ---------   -------   -------   ----------   ----------
Everest Medical Corp.:       500,000               500,000                          $  929,034
Insignia Systems Inc.:       500,000    250,000              750,000   $2,906,250
MBC Holding Company:         250,000                         250,000      851,563
Reality Interactive, Inc.:   250,000                         250,000       62,500
Reality Interactive, Inc.-
  Warrants:                  275,000                         275,000       11,000
                                                                       ----------   ----------
Totals                                                                 $3,831,313   $  929,034
                                                                       ==========   ==========

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS


To the Shareholders of
  The Perkins Discovery Fund
  The Perkins Opportunity Fund

The Board of Trustees of
  Professionally Managed Portfolios

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Perkins Discovery Fund and The Perkins Opportunity Fund, each a series of shares of Professionally Managed Portfolios, as of March 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Perkins Discovery Fund and The Perkins Opportunity Fund as of March 31, 2000, the results of their operations, the changes in their net assets and the financial highlights for the periods presented in conformity with generally accepted accounting principles.


                                        TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
April 21, 2000

================================================================================

                                     Advisor
                        PERKINS CAPITAL MANAGEMENT, INC.
                              730 East Lake Street
                             Wayzata, MN 55391-1769
                                 (800) 998-3190
                                 (952) 473-8367

                                   Distributor
                          FIRST FUND DISTRIBUTORS, INC.
                      4455 East Camelback Road, Suite 261E
                                Phoenix, AZ 85018

                                    Custodian
                     FIRSTAR INSTITUTIONAL CUSTODY SERVICES
                                425 Walnut Street
                              Cincinnati, OH 45202

                                 Transfer Agent
                                   PFPC, INC.
                                  P.O. Box 8813
                            Wilmington, DE 19899-8813
                                 (800) 280-4779

                                    Auditors
                              TAIT, WELLER & Baker
                         8 Penn Center Plaza, Suite 800
                             Philadelphia, PA 19101

                                  Legal Counsel
                      PAUL, HASTINGS, JANOFSKY & WaLker LLP
                        345 California Street, 29th Floor
                            San Francisco, CA 94104

================================================================================

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.